SUB-ADVISORY AGREEMENT

This Sub-Advisory Agreement (the “Agreement”), effective as of June 2, 2025, is between Lincoln Financial Investments Corporation, a Tennessee corporation (the “Adviser”), and Partners Group (USA) Inc., a Delaware corporation (the “Sub-Adviser”).

WHEREAS, Lincoln Partners Group Royalty Fund (the “Fund”), which is a closed-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), has entered into an Investment Management Agreement dated June 2, 2025 (the “Investment Management Agreement”) with the Adviser, pursuant to which the Adviser has agreed to provide certain investment management services to the Fund;

WHEREAS, the Investment Management Agreement authorizes the Adviser, at its expense, to select and contract with one or more investment advisers registered under the Investment Advisers Act of 1940 (the “Advisers Act”) to perform some or all of the services for the Fund for which it is responsible under the Investment Management Agreement; and

WHEREAS, the Adviser desires to appoint the Sub-Adviser as investment sub-adviser to provide the investment advisory services to the Fund as of the effective date specified hereto, and the Sub-Adviser is willing to serve in such capacity.

NOW, THEREFORE, in consideration of the mutual covenants herein contained, and each of the parties hereto intending to be legally bound, it is agreed as follows:

1.        Sub-Advisory Services

(a) Managed Portion. The Adviser hereby appoints the Sub-Adviser to act as investment sub-adviser to provide investment advisory services to the Fund, on the terms and conditions set forth herein, (the “Managed Portion”). The Sub-Adviser accepts these terms and agrees to render the services herein set forth and for the compensation provided on Schedule A to this Agreement.

(b) Investment Program. Subject to the supervision and control of the Adviser and the Fund’s board of trustees (the “Board”), the Sub-Adviser, at its expense, will furnish continuously an investment program for the Managed Portion. Sub-Adviser shall work collaboratively with the Adviser to cause the Managed Portion, at all applicable times, to meet the diversification requirements of Subchapter M under the Internal Revenue Code of 1986 (the “Code”). The Sub-Adviser will make investment decisions on behalf of the Fund and place all orders for its purchase and sale of portfolio securities in the Managed Portion.

(c) Custody. On a daily basis, the Sub-Adviser will arrange for transmission to the custodian such confirmations, trade tickets and other documents and information as may be reasonably necessary to enable the custodian to perform its responsibilities with respect to the Managed Portion. The Sub-Adviser shall have authority to instruct the custodian on behalf of the Fund: (i) to deliver upon receipt of payment, and upon receipt to make payment for, securities, commodities or other property underlying any futures or options contracts, and other property purchased or sold in the Managed Portion, and (ii) to deposit margin or collateral, which shall include the transfer of money, securities or other property to the extent necessary to meet the obligations of the Fund in respect of the Managed Portion with respect to any investments made pursuant to the investment guidelines set forth in the Fund’s registration statement, as from time to time amended or supplemented (“Investment Guidelines”). All cash and the indicia of ownership of all other investments shall be held by the Fund’s custodian bank.

The Sub-Adviser agrees to comply with such rules, procedures and timeframes as the custodian may reasonably set or provide with respect to the clearance and settlement of transactions for the Managed Portion. If the Sub-Adviser transmits any inaccurate or erroneous trade tickets or other documentation relating to a transaction, or provides such information beyond the required time frames, the Sub-Adviser shall be responsible for any resulting loss incurred by the Managed Portion.

The Sub-Adviser shall not take custody, as such term is defined under Section 206(4)-2 of the Advisers Act, of, nor shall it be the custodian for, the Fund.

(d) Independent Contractor. The Sub-Adviser will be an independent contractor and will not have authority to act for or represent the Fund or Adviser in any way or otherwise be deemed an agent of the Fund or Adviser, except as expressly authorized in this Agreement or another writing signed by the Adviser.

(e) Expenses. Notwithstanding anything in this Agreement to the contrary, the Sub-Adviser shall not be responsible for any expenses payable directly to third parties pursuant to separate contractual arrangements between (i) the Fund, its subsidiaries, the Adviser, or an affiliate of the Adviser and (ii) such third parties, in connection with the Sub-Adviser’s performance of its duties as described in this Agreement. The Sub-Adviser shall also not be responsible for any transactional expenses as determined in accordance with US GAAP. The Sub-Adviser shall be responsible for any of the Sub-Adviser’s own expenses in connection with its performance of its duties, including with respect to the identification, development, negotiation, or structuring of prospective investments. The Sub-Adviser, at its expense, will furnish (i) all necessary investment and management facilities, including salaries of personnel required for it to execute its duties faithfully, and (ii) administrative facilities, including bookkeeping, clerical personnel and equipment necessary for the management of the investments of the Managed Portion (excluding determination of net asset value and fund accounting services). For the avoidance of doubt, if the Sub-Adviser ceases to be the sub-adviser to the Fund, all costs associated with the transfer of securities and other assets, and all other expenses incurred by the Sub-Adviser to unwind the Sub-Adviser from its sub-advisory role with respect to the Fund, shall be borne by the Fund and/or the Adviser. The Sub-Adviser shall not be responsible for costs and expenses of the Fund, including but not limited to, any fees and expenses in connection with the organization of the Fund or any subsidiaries thereof and the offering and issuance of Fund shares; all fees and expenses reasonably incurred in connection with the operation of the Fund such as direct and indirect expenses related to the assessment of prospective investments (whether or not such investments are consummated), investment structuring, corporate action, travel associated with due diligence and monitoring activities and enforcing the Fund’s rights in respect of such investments; quotation or valuation expenses; brokerage commissions; interest and fees on any borrowings by the Fund; professional fees (including, without limitation, expenses of consultants, experts and specialists); research expenses; fees and expenses of outside tax or legal counsel (including fees and expenses associated with the review of documentation for prospective investments by the Fund), including foreign counsel; accounting, auditing and tax preparation expenses; fees and expenses in connection with repurchase offers and any repurchases or redemptions of Interests; taxes and governmental fees (including tax preparation fees); the Investment Management Fee and the Incentive Fee; the fees and expenses of the Fund’s administrator; fees and expenses of any custodian, sub-custodian, transfer agent, and registrar, and any other agent of the Fund, including any fees paid pursuant to the distribution and/or services plan adopted by the Fund in compliance with Rule 12b-1 under the Investment Company Act; all costs and charges for equipment or services used in communicating information regarding the Fund’s transactions with any custodian or other agent engaged by the Fund; bank service fees; except as set forth herein, costs and expenses relating to any amendment of the Fund’s organizational documents; except as set forth herein, expenses of preparing, amending, printing, and distributing offering documents, the Funds registration statement, and any other sales material (and any supplements or amendments thereto), reports, notices, websites, other communications to shareholders, and proxy materials; expenses of preparing, printing, and filing reports and other documents with government agencies; expenses of shareholder meetings, including the solicitation of proxies in connection therewith; expenses of corporate data processing and related services; shareholder recordkeeping and shareholder account services, fees, and disbursements; expenses relating to investor and public relations; fees and expenses of the members of the Board; expenses (including travel or lodging) incurred by Fund officers or portfolio managers for attending Board meetings or conducting the Fund’s business; insurance premiums; all costs and expenses incurred as a result of dissolution, winding-up and termination of the Fund; all expenses incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or dispute and the amount of any judgment or settlement paid in connection therewith, or the enforcement of the Fund’s rights against any person or entity; costs and expenses for indemnification or contribution payable by the Fund to any person or entity; expenses of a reorganization, restructuring or merger of the Fund; expenses of holding, or soliciting proxies for, a meeting of shareholders of the Fund; and the expenses of engaging a new administrator, custodian, transfer agent, escrow agent or other major service provider.

(f) Registration Statement Supplements. The Sub-Adviser shall be responsible for commercially reasonable expenses relating to the printing and mailing of legally required supplements to the Fund’s registration statement that are necessitated by a change in control of the Sub-Adviser or any change in any of the portfolio manager or managers assigned by the Sub-Adviser to manage the Managed Portion. The Adviser agrees to use an economical means reasonably available to prepare, produce and distribute the supplements and will upon request furnish to the Sub-Adviser documentation of the expenses incurred.

(g) Proxy Voting and Corporate Actions. The Sub-Adviser shall vote (or abstain from voting) proxies relating to the Fund’s investment securities in accordance with the Sub-Adviser’s proxy voting guidelines and procedures. As reasonably requested, Sub-Adviser shall review its proxy voting activities on a periodic basis with the Board. The Fund or the Adviser may withdraw the proxy voting authority granted to the Sub-Adviser pursuant to this Section at any time upon written notice. The investment authority granted to the Sub-Adviser shall further include the authority to exercise whatever powers the Adviser may possess with respect to any Fund assets in the Managed Portion, including, but not limited to, the power to exercise rights, options, warrants, conversion privileges, and redemption privileges, and to tender securities pursuant to a tender offer.

(h) Broker-Dealer Selection. The Sub-Adviser will select, as necessary, brokers, dealers, and futures commission merchants to effect all portfolio transactions subject to the conditions set forth herein and in accordance with the Sub-Adviser’s relevant policies and procedures. In selecting brokers, dealers or futures commission merchants and placing orders for the purchase and sale of portfolio investments, the Sub-Adviser shall use its best efforts to obtain the most favorable price and execution available, except as permitted to pay higher brokerage commissions for brokerage and research services as described in Section 1(j) (“Section 28(e) Brokerage and Research”) below.

(i) Best Execution Factors. In using its best efforts to obtain the most favorable price and execution available, the Sub-Adviser, bearing in mind at all times the Fund’s best interests, shall consider all factors it deems relevant, including by way of illustration: price; the size of the transaction; the nature of the market for the investment; the amount of the commission; the timing of the transaction taking into account market prices and trends; the reputation, experience and financial stability of the broker, dealer, or futures commission merchant involved; and the quality of service rendered by the broker, dealer or futures commission merchant in other transactions.

(j) Section 28(e) Brokerage and Research. In accordance with the Sub-Adviser’s relevant policies and procedures and Section 28(e) of the Securities Exchange Act of 1934, the Sub-Adviser may cause the Fund to pay a broker, dealer or futures commission merchant that provides brokerage and research services to the Sub-Adviser an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker, dealer or futures commission merchant would have charged for effecting that transaction, if the Sub-Adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker, dealer or futures commission merchant, viewed in terms of either that particular transaction or the Sub-Adviser’s overall responsibilities with respect to the Fund and to other clients of the Sub-Adviser as to which the Sub-Adviser exercises investment discretion. The Sub-Adviser shall maintain records adequate to demonstrate compliance with this Section 1(j).

(k) Investment Documentation. The Sub-Adviser is authorized on behalf of the Fund (i) to enter into agreements and execute any documents (e.g., exchange traded and over-the-counter derivatives documentation) required to make investments pursuant to the Investment Guidelines, which shall include any market or industry standard documentation (including applicable ISDA protocols) and the standard representations contained therein; to enter Fund and/or Derivative Transaction information on relevant web applications to efficiently comply with regulatory requirements; and (iii) to acknowledge the receipt of brokers’ risk disclosure statements, electronic trading disclosure statements and similar disclosures.

(l) Brokerage Accounts. The Sub-Adviser is authorized, on behalf of the Fund, to open brokerage accounts for securities and other instruments and to negotiate and execute, on its own behalf or on behalf of the Fund, account documentation, agreements, contracts and other documents requested by brokers, dealers, counterparties and other persons in connection with Sub-Adviser’s duties under this Agreement. In such respect, the Sub-Adviser shall act as the Adviser’s and the Fund’s agents and attorneys in fact. The Sub-Adviser is authorized, on behalf of the Fund, to negotiate and enter into futures account applications, futures agreements, listed options agreements with margin accounts, ISDA master agreements and related documents, and any other brokerage or derivatives documentation to open accounts and take other necessary or appropriate actions related thereto, in accordance with Fund procedures.

(m) Trade Aggregation and Co-Investments. On occasions when the Sub-Adviser deems the purchase or sale of a security to be in the best interest of the Fund as well as other clients of the Sub-Adviser, the Sub-Adviser, to the extent permitted by applicable laws and regulations and consistent with the Investment Guidelines, may, but shall be under no obligation to, aggregate the securities to be purchased or sold to attempt to obtain a more favorable price or lower brokerage commissions and efficient execution and to elect, where appropriate and in the best interest of the Fund, real time reporting delays relating to large notional swap trades. In such event, allocation of the securities so purchased or sold, or investments alongside affiliates in private placement securities that involve negotiation of certain terms of the private placement securities to be purchased (other than price-related terms), as well as the expenses incurred in the transaction, will be made by the Sub-Adviser in compliance with Section 17(d) of the 1940 Act or interpretations of Section 17(d) as expressed in SEC no-action letters or other available guidance, Section 206 of the Advisers Act and any rules established thereunder, the requirements of any exemptive orders applicable to the Fund and pursuant to policies adopted by the Sub-Adviser and approved by the Board.

(n) Foreign Currency. To the extent consistent with the Investment Guidelines, the Sub-Adviser, as the Fund’s agent and attorney-in-fact, when it deems appropriate and without prior consultation with the Adviser or the Fund, may cause the Fund or its agent to purchase, sell, exchange or convert foreign currency in the spot or forward markets in connection with portfolio trades, at the market rate, as determined by the Sub-Adviser in its sole discretion. The Sub-Adviser may put in place standard instructions for the Custodian to execute foreign exchange trades on behalf of the Sub-Adviser.

(o) Adviser Instructions. The Sub-Adviser is expressly authorized to rely upon any and all instructions, approvals and notices given on behalf of the Adviser by any one or more of those persons designated as representatives of the Adviser whose names and titles are included in a secretary’s certificate, incumbency certificate, or similar document indicating that the persons designated as representatives have the authority to bind the Fund. The Adviser may amend such document by written notice to the Sub-Adviser. The Sub-Adviser shall continue to rely upon these instructions until notified in writing by the Adviser.

(p) Assistance with Valuation. The Adviser and the Board are responsible for the accuracy, reliability, and completeness of any market or fair market value determinations of the Fund’s portfolio investments. The Sub-Adviser shall provide information and assistance reasonably required by the Adviser or its designated agent(s) in determining or assessing the market value of securities or other instruments held in the Fund in respect of the Managed Portion, including those securities or instruments for which market quotations are not readily available or for which the Adviser or the Board has otherwise determined are to be fair valued. In addition, in order to assist in the Fund’s obligation to value its portfolio assets to determine the Fund’s net asset value and upon the request of the Adviser, the Sub-Adviser shall assist the Fund or the Adviser and their designated agent(s) in their determination of whether, for investments made in respect of the Managed Portion, prices obtained for valuation purposes accurately reflect the fair value of the Fund’s assets at such times as the Adviser or its agents shall reasonably request. Without limiting the foregoing, the Sub-Adviser shall provide the reasonable portfolio investments data and relevant information underlying its market or fair value recommendations to the Adviser or its designated agents as the Adviser reasonably requests. The Sub-Adviser shall also provide the Adviser and its designated agent(s) with notice and analysis of any material events that may materially affect the valuation of the Fund’s investments in respect of the Managed Portion as soon as reasonably practicable and undertakes to monitor for such events with respect to such investments.

(q) Sub-Adviser Reports and Board Presentations. The Sub-Adviser shall furnish the Adviser and the Board with such reasonable information and reports as the Adviser deems appropriate or as the Board shall reasonably request. The Sub-Adviser shall make its officers and employees who provide key services for the Fund reasonably available from time to time, including for attendance at Board meetings, to review the investment and compliance policies applicable to the Managed Portion, and to consult with the Adviser or the Board regarding the Managed Portion’s investment affairs.

(r) Investment Restrictions. In the performance of its duties, the Sub-Adviser shall be subject to, and shall perform in accordance with, the following: (i) provisions of the organizational documents of the Fund that apply to the Managed Portion where the Adviser has furnished such applicable provisions to the Sub-Adviser; (ii) the investment objectives, policies and restrictions of the Fund as stated in the currently effective Investment Guidelines of the Fund, and any amendments thereto, that have been furnished to the Sub-Adviser by the Adviser (including, but not limited to, the applicable limitations on commodity interest trading by the Fund); (iii) the federal securities laws, including without limit the 1940 Act, the Advisers Act, and the Commodity Exchange Act; (iv) any reasonable instructions, authorizations, and directions of the Board, the Adviser, or Fund management that are provided to the Sub-Adviser in writing (including via email); and (v) the Sub-Adviser’s general fiduciary responsibilities under applicable law.

(s) Assistance with Regulatory Disclosures. The Sub-Adviser shall provide reasonable assistance to the Fund in the preparation of registration statements, prospectuses, shareholder reports, certain marketing materials and other regulatory filings, or any amendment or supplement thereto (collectively, “Regulatory Filings”) with respect to disclosure relating to the subadvisory services provided by the Sub-Adviser under this Agreement; provided, however, that the Sub-Adviser shall receive such Regulatory Filings at least 20 business days prior to their public availability. The disclosure shall include, but not be limited to, any required disclosure related to the Sub-Adviser’s investment management personnel, portfolio manager compensation, codes of ethics, firm description, investment management strategies and techniques, and proxy voting policies.

(t) General Legal Compliance. The Sub-Adviser shall furnish the Adviser (including without limitation its chief compliance officer (the “Adviser CCO”)), the Board, and/or the Fund’s Chief Compliance Officer (the “CCO”) with such reasonable information, certifications and/or reports as such persons may reasonably request from the Sub-Adviser regarding the Sub-Adviser’s compliance with: (i) Rule 206(4)-7 of the Advisers Act; (ii) the federal securities laws, as defined in Rule 38a-1 under the 1940 Act; (iii) the Commodity Exchange Act; and (iv) any and all other laws, rules, and regulations applicable to the operations of the Sub-Adviser and its services to the Fund. The Sub-Adviser shall make its officers and employees who provide key services for the Fund (including the Sub-Adviser’s chief compliance officer) reasonably available to the Adviser (including without limitation the Adviser CCO and the CCO, as applicable) to examine and review the Sub-Adviser’s compliance program and its adherence thereto.

(u) Portfolio Securities-Related Litigation. Sub-Adviser shall not be responsible to advise or act for the Adviser or the Fund in any legal proceedings, including any bankruptcy action or class action settlement, relating to the purchase, sale, or securities or assets currently or previously held by the Fund. The Sub-Adviser agrees, however, that it shall provide the Adviser with any documentation or non-confidential information that it receives relating to any claim or potential claim in any bankruptcy proceedings, class action securities litigation, or other litigation or proceeding affecting securities or issuers of securities held in, or formerly held in, the Managed Portion (“Litigation”). The Sub-Adviser will not file class action claim forms or otherwise exercise any rights the Adviser may have with respect to participating in, commencing, or defending Litigation, unless the Adviser instructs the Sub-Adviser in writing to take such actions. The Sub-Adviser shall have no power, authority, responsibility, or obligation hereunder to take any action with regard to any Litigation, including, without limitation, to file proofs of claim or other documents related to Litigation proceedings, or to investigate, initiate, supervise, or monitor Litigation involving the Managed Portion, and the Adviser acknowledges and agrees that no such power, authority, responsibility or obligation is delegated hereunder.

(v) Commodity and Derivatives Trading. The Adviser represents that it has filed a notice of eligibility, and will maintain such eligibility, for exclusion from the definition of “commodity pool operator” with respect to the Fund under Commodity Futures Trading Commission (“CFTC”) Regulation 4.5 or pursuant to CFTC no-action relief.

(w) Delegation. In rendering the services required under this Agreement, the Sub-Adviser may, consistent with applicable law and regulations, from time to time, employ, delegate, engage, or associate with such affiliated or unaffiliated entities or persons as it believes necessary to assist it in carrying out its obligations under this Agreement; provided, however, that if any such delegation would result in such entities or persons serving as an “investment adviser” to the Fund within the meaning of the 1940 Act, such delegation must meet the requirements of Section 15(a) of the 1940 Act and related guidance of the Securities and Exchange Commission and its staff. Sub-Adviser shall remain liable to the Adviser for the performance of Sub-Adviser’s obligations hereunder and for the acts and omission of such other entities or persons, and the Adviser shall not be responsible for any fees that any such entities or persons may charge to Sub-Adviser for such services.

2.        Representations

(a) Representations of the Adviser. The Adviser represents, warrants and agrees as follows: (1) the Adviser has been duly authorized by the Board to delegate to the Sub-Adviser the provision of investment services to the Fund as contemplated in this Agreement; and (2) the Adviser (i) is registered as an investment adviser under the Advisers Act and will continue to be so registered for so long as this Agreement remains in effect; (ii) is not prohibited by the 1940 Act, the Advisers Act or other law, regulation or order from performing the services contemplated by this Agreement; (iii) has met, and will continue to meet for so long as this Agreement remains in effect, all applicable federal or state requirements, and the applicable requirements of any regulatory or industry self-regulatory agency, necessary to be met in order to perform the services contemplated by this Agreement; (iv) has the authority to enter into and perform the services contemplated by this Agreement; and (v) will promptly notify the Sub-Adviser of the occurrence of any event that would disqualify the Adviser from serving as investment adviser to the Fund pursuant to Section 9(a) of the 1940 Act or otherwise.

(b) Representations of the Sub-Adviser. The Sub-Adviser represents, warrants and agrees that it (i) is registered as an investment adviser under the Advisers Act and will continue to be so registered for so long as this Agreement remains in effect; (ii) is not prohibited by the 1940 Act, the Advisers Act or other law, regulation or order from performing the services contemplated by this Agreement; (iii) has met, and will continue to meet for so long as this Agreement remains in effect, all applicable federal or state requirements, and the applicable requirements of any regulatory or industry self-regulatory agency, necessary to be met in order to perform the services contemplated by this Agreement; (iv) has the authority to enter into and perform the services contemplated by this Agreement; and (v) will promptly notify the Adviser of the occurrence of any event that would disqualify the Sub-Adviser from serving as an investment adviser of any investment company pursuant to Section 9(a) of the 1940 Act or otherwise.

(c) Form ADV Delivery. The Adviser acknowledges that it has received a copy of the Sub-Adviser’s current Form ADV.

3.        Services Not Exclusive

The investment management services provided by the Sub-Adviser under this Agreement are not to be deemed exclusive, and the Sub-Adviser shall be free to render similar or different services to others so long as its ability to render the services provided for in this Agreement shall not be impaired thereby.

4.        Sub-Adviser Compensation

(a) As compensation for the services to be rendered by the Sub-Adviser under this Agreement, commencing on the effective date specified in Schedule A, the Adviser will pay to the Sub-Adviser the Sub-Advisory Fee as set forth in Schedule A. Such fees shall be calculated in accordance with the fee schedule as set forth in Schedule A.

(b) The fee shall be paid by the Adviser, and not by the Fund, and without regard to any reduction in the fees that the Fund pays to the Adviser under the Investment Management Agreement as a result of any statutory or regulatory limitation on investment company expenses or voluntary fee reduction assumed by the Adviser.

5.        Effective Period; Agreement Termination and Amendments

(a) Effective Period. This Agreement shall become effective as of the effective date listed on Schedule A. This Agreement shall continue in effect for two years from the date hereof, and thereafter only so long as continuance is specifically approved: (i) at least annually by the Board, including a majority of the trustees who are not interested persons, cast in person or via other means, to the extent permitted under the 1940 Act and relevant regulatory relief or guidance, at a meeting called for the purpose of voting on such approval; or (ii) if presented to the Fund’s shareholders, by the affirmative vote of a majority of the Fund’s outstanding voting securities.

(b) Termination by Law/Contract. This Agreement shall automatically terminate without the payment of any penalty in the event of: (i) its assignment; (ii) its delegation, unless the Adviser has by prior written consent agreed to the delegation; or (iii) termination of the Investment Management Agreement.

(c) Termination Rights. This Agreement may be terminated, without the payment of any penalty, by: (i) the Fund, by vote of a majority of the Board or by vote of a majority of the Fund’s outstanding voting securities, on 60 days’ written notice to the Sub-Adviser; (ii) the Adviser, on 60 days’ written notice to the Sub-Adviser; (iii) the Sub-Adviser, on 60 days’ written notice to the Adviser; or (iv) by mutual written consent of the Adviser and the Sub-Adviser.

(d) Amendments. This Agreement may be amended by the mutual written consent of the parties. Any material amendment must also be approved by the vote of: (i) the Board, including a majority of the trustees who are not interested persons; and (ii) a majority of the Fund’s outstanding voting securities (unless such approval is not required by Section 15 of the 1940 Act).

6.        Notification Requirements

The Sub-Adviser shall promptly notify the Adviser in writing of the occurrence of any of the following events: (a) the Sub-Adviser shall fail to be registered as an investment adviser under the Advisers Act or under the laws of any jurisdiction in which the Sub-Adviser is required to be registered as an investment adviser in order to perform its obligations under this Agreement; (b) the Sub-Adviser has a reasonable basis for believing that the Fund has failed to satisfy the diversification requirements under Subchapter M or Section 817(h) under the Code; (c) the Sub-Adviser shall have received notice of any action, suit, proceeding, inquiry or investigation, at law or in equity, before or by any court, public board or body, involving the Fund or any services the Sub-Adviser provides for the Fund that could reasonably be expected to have a material adverse effect on the Fund; and (d) any change in the Sub-Adviser’s portfolio managers identified in the Fund’s prospectus as providing services to the Fund.

7.        Liability and Indemnification

(a) Sub-Adviser Liability. The Sub-Adviser’s duties with respect to the Fund shall be confined to those expressly set forth herein. The Sub-Adviser shall not be liable for or subject to any damages, expenses or losses arising out of any act or omission in connection with the services rendered hereunder, except by reason of the Sub-Adviser’s breach of fiduciary duty, willful misfeasance, bad faith, gross negligence or reckless disregard of its duties and obligations hereunder, unless otherwise provided under provisions of applicable law.

(b) Adviser and Fund Liability. Neither the Adviser nor the Fund shall be liable for, or subject to any damages, expenses or losses arising out of any act or omission in connection with the services rendered hereunder, except by reason of its breach of fiduciary duty, willful misfeasance, bad faith, gross negligence or reckless disregard of its duties and obligations hereunder, unless otherwise provided herein or under provisions of applicable law.

(c) Sub-Adviser Indemnification of Adviser, and Fund. The Sub-Adviser shall indemnify and hold harmless the Adviser, the Fund, and their respective affiliates and controlling persons (the “Adviser Indemnified Persons”) from and against any and all suits, actions, legal or administrative proceedings or investigations, claims, demands, damages, liabilities, interest, loss, costs and expenses, including reasonable attorneys’ fees, disbursements and court costs (“Losses”) that the Adviser Indemnified Persons may sustain as a result of the Sub-Adviser’s willful misfeasance, bad faith, gross negligence or reckless disregard of its duties hereunder; provided, however, that the Adviser Indemnified Persons shall not be indemnified for any liability or expenses sustained as a result of the Adviser’s, or Fund’s willful misfeasance, bad faith, gross negligence, reckless disregard of its duties hereunder, or violation of applicable law by the Adviser, or the Fund.

(d) Adviser Indemnification of Sub-Adviser. The Adviser shall indemnify and hold harmless the Sub-Adviser and its respective affiliates and controlling persons (the “Sub-Adviser Indemnified Persons”) from and against any and all Losses that the Sub-Adviser Indemnified Persons may sustain as a result of the Adviser’s willful misfeasance, bad faith, gross negligence or reckless disregard of its duties hereunder; provided, however, that the Sub-Adviser Indemnified Persons shall not be indemnified for any liability or expenses sustained as a result of the Sub-Adviser’s willful misfeasance, bad faith, gross negligence, reckless disregard of its duties hereunder, or violation of applicable law.

8.        Records; Right to Audit

(a) Records. The Sub-Adviser agrees to maintain, in the form and for the period required by Rule 31a-2 under the 1940 Act, all records relating to investments made by the Sub-Adviser for the Fund that are required to be maintained by the Fund pursuant to the requirements of Rule 31a-1 under the 1940 Act. The Sub-Adviser agrees that all records it maintains on behalf of the Fund are the Fund’s property, and the Sub-Adviser will surrender promptly to any of the Adviser, or the Fund any such records upon reasonable advance request; provided, however, that the Sub-Adviser may retain a copy of such records. The Sub-Adviser will use records or information obtained under this Agreement only for the purposes contemplated hereby, and will not disclose such records or information in any manner other than as expressly authorized by the Fund, if disclosure is expressly required by applicable federal or state regulatory authorities, or if otherwise required or permitted by this Agreement. In addition, for the duration of this Agreement, the Sub-Adviser shall preserve for the periods prescribed by Rule 31a-2 any such records as are required to be maintained by it pursuant to this Agreement and shall transfer all such records to any entity designated by the Adviser upon the termination of this Agreement.

(b) Right to Audit. The Sub-Adviser agrees that all accounts, books and other records maintained and preserved by it as required hereby will be subject to reasonable periodic, special and other examinations by the Securities and Exchange Commission (“SEC”), the Fund’s auditors, any Fund representative, the Adviser, or any governmental agency or other instrumentality having regulatory authority over the Fund.

9.        Confidential Information

(a) No Disclosure to Third-Parties. Except as provided in Section 9(b) below, neither party shall disclose to any third party any confidential information obtained under this Agreement with respect to the Fund, the Sub-Adviser, or the Adviser. For purposes of this Agreement, confidential information includes, without limitation, non-public portfolio holdings information (i.e., portfolio holdings information that has not been made public by having been filed with the SEC); information about the business operations of the Fund, the Adviser, or the Sub-Adviser; and financial information, methods, plans, techniques, processes, and trade secrets, regardless of whether any such information would be considered material under the federal securities laws. Each party shall use confidential information only in furtherance of performing its duties hereunder and shall maintain policies and procedures reasonably designed to prevent its unauthorized disclosure. For the sake of clarity, confidential information does not include information that (1) is, or becomes, public knowledge through no act or failure to act of the receiving party, its employees, or its agents, (2) is publicly available, (3) is lawfully obtained by the receiving party from a third party not known by the receiving party after reasonable inquiry to have an obligation to maintain the confidentiality of such information, (4) is independently developed by the receiving party from sources or through persons that receiving party can demonstrate had no access to the information of the disclosing party, or (5) is otherwise in the possession of the receiving party, or becomes available to the receiving party, without confidentiality restrictions.

(b) Exceptions. A party may disclose confidential information to a third party: (i) with the prior written consent of the other party; (ii) as required by applicable federal or state law, regulation, court order, or the rules and regulations or request of any governmental or self-regulatory body or official having jurisdiction over such party; (iii) to its associates, delegates and other agents who reasonably require access to such information in order to provide the services contemplated by this Agreement; (iv) to any market counterparty or broker, dealer, or futures commission merchant (collectively, “trading counterparties”) (in accordance with market practice) in relation to transactions undertaken for the Fund, and to the custodian, in order to assist or enable the proper performance of its services under the Agreement; or (v) if such third party agrees in writing with such party to keep such information confidential and to not trade based upon such information. Subject to the Investment Guidelines, such party and any trading counterparties are authorized to disclose transaction and other information to data repositories and regulators for the purposes of meeting applicable transaction and other regulatory reporting requirements.

(c) Portfolio Positioning. For removal of doubt, this Agreement shall treat as confidential information any information exchanged regarding a Fund’s portfolio or anticipated portfolio prior to the date the Sub-Adviser commences to manage the Managed Portion.

10.     Use of Sub-Adviser Name

(a) Sub-Adviser Property. The parties agree that the names of the Sub-Adviser and its affiliates, and their logos, trademarks, service marks or trade names, and any derivatives of such (collectively, “Sub-Adviser Property”) are the valuable property of the Sub-Adviser and its affiliates.

(b) Permitted Use. The Adviser and the Fund may use Sub-Adviser Property only: (i) to identify the Sub-Adviser as the sub-adviser to the Fund as required by law or governmental regulations; and (ii) in marketing materials for the Fund or for insurance or annuity products that offer the Fund as an investment option, provided that such use is limited to: (a) identifying the Sub-Adviser and the services performed for the Fund by the Sub-Adviser; and (b) providing biographical information about the Sub-Adviser that is accurately derived from information provided by the Sub-Adviser or its affiliates. The Adviser and the Fund agree to provide samples of any material that uses Sub-Adviser Property prior to their public use and to abide by reasonable guidance provided by the Sub-Adviser and its affiliates regarding proper use of Sub-Adviser Property. Any other use of Sub-Adviser Property must be expressly pre-approved in writing by the Sub-Adviser. Any change in any approved use of Sub-Adviser Property, including, without limitation, a change in a Fund name that includes Sub-Adviser Property, requires prior approval in writing by the Sub-Adviser or its appropriate affiliate. Upon termination of this Agreement, the Adviser and the Fund shall forthwith cease to use Sub-Adviser Property except to the limited extent necessary to comply with laws, governmental regulations, or a court order. In addition, the Adviser and Fund shall cease use of the Sub-Adviser’s name immediately if Sub-Adviser ceases to be the sub-adviser to the Fund.

(c) Unauthorized Use. If the Adviser or the Fund makes any unauthorized use of Sub-Adviser Property, the parties acknowledge that the Sub-Adviser and its affiliates shall suffer irreparable harm for which monetary damages may be inadequate, and the Sub-Adviser and its affiliates shall thus be entitled to injunctive relief, as well as any other remedy available under law.

11.     Governing Law

This Agreement shall be construed and interpreted in accordance with the laws of the State of New York (without regard to conflict-of-law principles or doctrines thereof) and the applicable provisions of the 1940 Act or other federal laws and regulations. To the extent that the applicable law of the State of New York or any of the provisions herein conflict with the applicable provisions of the 1940 Act or other federal laws and regulations, the latter shall control.

12.     Severability/Interpretation

If any provision of this Agreement is held invalid by a court decision, statute, rule, regulation, order, or otherwise, the remainder of this Agreement shall not be affected thereby. This Agreement shall be binding upon and shall inure to the benefit of the parties hereto and their respective successors. Where the effect of a requirement of the 1940 Act reflected in any provision of this Agreement is altered by an SEC rule, regulation, or order, whether of special or general application, such provision shall be deemed to incorporate the effect of such rule, regulation or order.

13.     Notices

Any notice that is required to be given by one party to the other under the terms of this Agreement shall be given in writing and delivered to the other party at the applicable address below, which may be changed by the parties by written notice to the other party in accordance with this Section 13:

If to the Sub-Adviser:

Partners Group (USA) Inc.

1114 Avenue of the Americas, 37th floor

New York, NY 10036

E-mail: [●]

If to the Adviser:

Lincoln Financial Investments Corporation

Attention: Ronald A. Holinsky, Chief Legal Officer

150 N. Radnor Chester Road

Radnor, PA 19087

Ronald.Holinsky@lfg.com

14.     Counterparts

This Agreement may be executed in counterparts. Each counterpart shall be deemed to be an original, but all counterparts together shall constitute one and the same instrument.

15.     Entire Agreement

This Agreement, together with any Schedules or Exhibits hereto, represents the entire Agreement between the parties, and supersedes any other written or oral communications between the parties with respect to the subject matter contained herein. Each party shall perform such further actions and execute such further documents as necessary to effectuate the purpose of this Agreement.

16.     Survival

(a) Adviser and Sub-Adviser Representations. All representations and warranties made by the Sub-Adviser and the Adviser pursuant to Sections 2(a) and 2(b), respectively, shall survive the termination of this Agreement. In the event that any of the foregoing representations and warranties of the parties are no longer true, the applicable party shall promptly notify the other and/or update all information and documents which such party is required to provide to the other party hereunder.

(b) Other Provisions. The provisions of Sections 7, 9, 10, 13, 14, and 16 shall survive termination of this Agreement.

17.     Captions

The captions herein are included for convenience of reference only and shall be ignored in the construction or interpretation hereof.

18.     Certain Definitions

For the purposes of this Agreement and except as otherwise provided herein, the terms “vote of a majority of the outstanding voting securities,” “interested persons,” “affiliated person,” and “assignment” shall have the meanings ascribed to them in the 1940 Act, subject to applicable SEC orders, SEC staff no-action letters, and other SEC interpretive materials.

IN WITNESS WHEREOF, each party has caused this instrument to be signed by its duly authorized representative as of the day and year first above written.

PURSUANT TO AN EXEMPTION FROM THE COMMODITY FUTURES TRADING COMMISSION IN CONNECTION WITH ACCOUNTS OF QUALIFIED ELIGIBLE PERSONS, THIS ACCOUNT DOCUMENT IS NOT REQUIRED TO BE, AND HAS NOT BEEN, FILED WITH THE COMMODITY FUTURES TRADING COMMISSION. THE COMMODITY FUTURES TRADING COMMISSION DOES NOT PASS UPON THE MERITS OF PARTICIPATING IN A TRADING PROGRAM OR UPON THE ADEQUACY OR ACCURACY OF COMMODITY TRADING ADVISOR DISCLOSURE. CONSEQUENTLY, THE COMMODITY FUTURES TRADING COMMISSION HAS NOT REVIEWED OR APPROVED THIS TRADING PROGRAM OR THIS ACCOUNT DOCUMENT.

LINCOLN FINANCIAL INVESTMENTS CORPORATION

By:	/s/ Benjamin Richer
Name:	Benjamin Richer
Title:	SVP, Head of Funds Management

PARTNERS GROUP (USA) INC.

By:	/s/ Nicholas Hegarty
Name:	Nicholas Hegarty
Title:	Managing Director

By:	/s/ Brian Igoe
Name:	Brian Igoe
Title:	Regional Team Head Structuring

SCHEDULE A

Fee Schedules

The Adviser shall compensate the Sub-Adviser for services rendered to the Fund at the specified annual rate for the Fund as follows and as set forth below and otherwise in accordance with the terms of this Agreement, as either may be amended from time to time:

For the services provided pursuant to this Agreement, the Adviser will pay the Sub-Adviser a fee (the “Sub-Advisory Fee”) equal to 50% of the aggregate amount of (i) the management fee, as defined in the Investment management Agreement (the “Management Fee”), payable to the Adviser or its affiliates under the Investment Management Agreement, plus (ii) the incentive fee, as defined in the Investment Management Agreement (the “Incentive Fee” and, together with the Management Fee , the “Advisory Fees”), payable to the Adviser or its affiliates under the Investment Management. Furthermore, upon request of the Sub-Adviser, the Adviser shall provide for the Sub-Adviser’s review of the calculations whereby the applicable Advisory Fees are determined.

Any such Advisory Fees to the Sub-Adviser shall be payable in arrears for each month within 10 business days after receipt of such Management Fee and Incentive Fee by Adviser. If the Sub-Adviser shall serve for less than the whole of an applicable period, the foregoing compensation shall be prorated.